Investment Portfolioas of August 31, 2022 (Unaudited)
DWS Managed Municipal Bond Fund
	Principal Amount ($)	Value ($)

Municipal Investments 98.6%
Alaska 0.1%
Alaska, Northern Tobacco Securitization Corp., Tobacco Settlement Revenue, “1”, Series A, 4.0%, 6/1/2050	2,045,000	1,821,321
Arizona 1.3%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citigroup Global Markets	1,600,000	1,711,746
5.0%, 12/1/2037, GTY: Citigroup Global Markets	8,405,000	8,875,301
Arizona, State Health Facilities Authority Revenue, Banner Health, Series B, MUNIPSA + 0.25%, 1.92% (a), 1/1/2046	490,000	484,947
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	5,490,000	5,339,453
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	4,560,000	4,585,862
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	7,000,000	6,219,097
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2051	5,710,000	4,513,587
Series 2022, 144A, 4.0%, 6/15/2057	715,000	545,005
144A, 5.0%, 6/15/2049	1,445,000	1,393,247
144A, 5.0%, 6/15/2052	1,410,000	1,351,193
		35,019,438
California 7.3%
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	5,575,000	5,260,197
California, CSCDA Community Improvement Authority, Essential Housing Revenue, Series A, 144A, 5.0%, 7/1/2051	7,600,000	7,178,801
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, Prerefunded, 5.0%, 6/1/2040	11,765,000	12,583,874
California, Housing Finance Agency Municipal Certificates:
“A", 3.25%, 8/20/2036	8,557,625	7,741,763
“A", Series 2021-2, 3.75%, 3/25/2035	19,779,732	19,391,608
California, Housing Finance Agency, Municipal Certificates, “A”, Series 2021-1, 3.5%, 11/20/2035	5,469,325	5,097,997
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	2,395,000	2,548,318
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	15,315,000	18,748,606
California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 2.17% (b), 9/1/2022	1,900,000	1,900,000
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,560,000	1,257,536
4.0%, 9/1/2046	2,265,000	1,961,651

California, State General Obligation, Various Purposes:
Series C-3, 1.25% (b), 9/7/2022, LOC: U.S. Bank NA	300,000	300,000
4.0%, 4/1/2049	1,420,000	1,395,518
4.0%, 3/1/2050	5,365,000	5,233,218
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project, Series A, AMT, 5.0%, 12/31/2043	3,110,000	3,169,983
California, State Public Finance Authority Revenue, ENSO Village Project:
Series A, 144A, 5.0%, 11/15/2046	675,000	625,833
Series A, 144A, 5.0%, 11/15/2051	1,690,000	1,542,620
California, State Public Works Board, Lease Revenue:
Series C, 5.0%, 8/1/2032 (c)	3,600,000	4,167,191
Series A, 5.0%, 8/1/2033	6,250,000	7,254,962
Series C, 5.0%, 8/1/2033 (c)	3,765,000	4,324,784
California, State University Revenue, Series A, 5.0%, 11/1/2038	7,410,000	7,927,523
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 144A, 5.0%, 12/1/2046	3,500,000	3,412,897
Series A, 5.25%, 12/1/2044	7,765,000	7,893,205
Series A, 144A, 5.5%, 12/1/2058	2,705,000	2,737,509
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 1.49% (b), 9/7/2022, LOC: Wells Fargo Bank NA	900,000	900,000
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	8,625,000	9,443,545
Series B, AMT, 5.0%, 5/15/2030	5,715,000	6,195,151
Series C, AMT, 5.0%, 5/15/2030	3,910,000	4,241,263
Series C, AMT, 5.0%, 5/15/2031	3,910,000	4,234,509
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series D, AMT, 5.0%, 5/15/2048	15,000,000	15,575,859
Sacramento County, CA, Airport Systems Revenue, Series C, AMT, 5.0%, 7/1/2030	13,690,000	14,803,794
		189,049,715
Colorado 7.2%
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	3,833,000	3,680,151
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co.	30,000,000	36,606,933
Colorado, State Health Facilities Authority Revenue, CommonSpirit Health, Series A-2, 5.0%, 8/1/2044	17,700,000	18,309,227
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, Prerefunded, 5.5%, 1/1/2035	16,250,000	16,897,458
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-2, 4.0%, 8/1/2049	4,000,000	3,635,784
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	948,647
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.0%, 12/1/2032	14,335,000	15,311,302
Series A, AMT, 5.5%, 11/15/2028	15,000,000	15,423,460
Series A, AMT, 5.5%, 11/15/2029	14,705,000	15,119,474
Series A, AMT, 5.5%, 11/15/2030	15,080,000	15,503,704
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,139,619
Series A, AMT, 5.5%, 11/15/2053	4,000,000	4,333,224
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,770,000	2,812,021
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	5,050,000	5,178,881
Douglas County, CO, Rampart Range Metropolitan District No. 5, Series 2021, 4.0%, 12/1/2051	4,450,000	3,511,420
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	26,010,000	26,095,339
		188,506,644

Connecticut 1.4%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, 144A, 5.0%, 4/1/2039	12,000,000	12,435,374
Connecticut, State General Obligation, Series C, 5.0%, 6/15/2029	14,690,000	16,519,794
Connecticut, State Health & Educational Facilities Authority Revenue, Sacred Heart University:
Series L, 5.0%, 7/1/2041	3,000,000	3,217,866
Series L, 5.0%, 7/1/2042	2,935,000	3,138,871
Connecticut, Steel Point Infrastructure Improvement District Special Obligation Revenue, Steelpointe Harbor Project:
144A, 4.0%, 4/1/2041	360,000	323,203
144A, 4.0%, 4/1/2051	1,000,000	850,072
		36,485,180
Delaware 0.2%
Delaware, State Health Facilities Authority Revenue, BEEBE Medical Center, Inc., 5.0%, 6/1/2050	5,250,000	5,424,894
District of Columbia 1.8%
District of Columbia, General Obligation, Series A, 5.0%, 6/1/2033	7,500,000	7,887,452
District of Columbia, International School Revenue:
5.0%, 7/1/2039	300,000	303,164
5.0%, 7/1/2054	2,425,000	2,381,902
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	4,810,000	4,818,786
District of Columbia, Metropolitan Airport Authority Systems Revenue, AMT, 5.0%, 10/1/2047	10,935,000	11,319,674
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2055	5,330,000	5,267,582
Metropolitan Washington, DC, Airports Authority System Revenue:
Series A, AMT, 5.0%, 10/1/2031	5,355,000	5,684,240
Series A, AMT, 5.0%, 10/1/2032	5,000,000	5,286,143
Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029	1,455,000	1,619,348
Series A, 5.0%, 10/1/2030	1,455,000	1,616,742
		46,185,033
Florida 6.9%
Broward County, FL, Airport Systems Revenue:
Series A, AMT, 4.0%, 10/1/2044	2,140,000	2,006,504
Series A, AMT, 4.0%, 10/1/2049	3,425,000	3,122,062
AMT, 5.0%, 10/1/2042	10,000,000	10,338,070
AMT, 5.0%, 10/1/2047	8,950,000	9,194,807
Broward County, FL, Port Facilities Revenue:
AMT, 5.25%, 9/1/2047	1,010,000	1,074,411
AMT, 5.5%, 9/1/2052	7,455,000	8,072,878
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	1,560,000	1,165,333
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	7,345,000	7,666,755
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	540,000	558,102
Series A-1, 5.0%, 10/1/2033	540,000	556,994
Series A-1, 5.0%, 10/1/2034	545,000	560,268
Series A-1, 5.0%, 10/1/2035	270,000	277,210
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	3,570,000	3,370,015

Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2047	6,600,000	6,719,570
Series A, 5.0%, 6/15/2052	1,980,000	2,011,568
Series A, 5.0%, 6/15/2055	5,170,000	5,230,296
Series A, 5.0%, 6/15/2056	3,210,000	3,246,067
Florida, Development Finance Corp., Brightline Florida Passenger Rail Expansion Project, Series A, 144A, AMT, 7.25% (a), 7/1/2057	2,000,000	1,959,284
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	280,000	281,227
Series B, 5.0%, 7/1/2042 (c)	295,000	276,980
Series A-1, 5.0%, 7/1/2051	255,000	252,562
Series B, 5.0%, 7/1/2051 (c)	420,000	382,941
Series A-1, 5.0%, 2/1/2057	370,000	357,426
Series B, 5.0%, 7/1/2057 (c)	440,000	389,835
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	3,000,000	2,861,807
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375% (a), 1/1/2049	3,105,000	2,931,967
Series A, 144A, AMT, 6.5% (a), 1/1/2049	3,400,000	3,087,711
Florida, Higher Educational Facilities Financing Authority Revenue, Rollins College Project, Series A, 4.0%, 12/1/2050	15,000,000	13,496,103
Florida, Jacksonville Electric Authority, Electric System Revenue:
Series B, 4.0%, 10/1/2035	2,345,000	2,362,210
Series B, 4.0%, 10/1/2037	1,500,000	1,502,914
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project, Series A, 144A, 5.25%, 11/15/2056	15,000,000	11,893,704
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, Series A, 4.0%, 10/1/2044	1,000,000	866,430
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	2,150,000	2,121,702
Florida, State Housing Finance Corp., Revenue, Series 1, 3.5%, 7/1/2051	2,525,000	2,514,578
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	8,450,000	8,465,196
144A, 4.375%, 5/1/2050	7,065,000	7,080,672
Florida, Village Community Development District No. 13, Special Assessment Revenue, Series 2021, 3.25%, 5/1/2052	2,280,000	1,667,089
Florida, Village Community Development District No. 14, 5.5%, 5/1/2053	6,670,000	6,952,950
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	3,219,500
Miami-Dade County, FL, Seaport Revenue, Series B-1, AMT, 4.0%, 10/1/2046	6,430,000	5,842,118
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Obligated Group, 4.0%, 10/1/2052	3,825,000	3,464,834
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	16,610,000	17,926,575
Pinellas County, FL, Industrial Development Authority Revenue, 2017 Foundation For Global Understanding, Inc. Project, 5.0%, 7/1/2039	1,565,000	1,588,405
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	13,380,000	11,655,896
		180,573,526
Georgia 2.8%
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 5.0%, 4/1/2047	18,135,000	18,769,406
DeKalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2033	3,635,000	3,642,492
Series A, 5.25%, 10/1/2036	11,115,000	11,136,688
Series A, 5.25%, 10/1/2041	5,000,000	5,009,003

Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	3,155,000	3,281,428
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	815,000	700,063
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	4,255,000	3,639,141
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	2,035,000	2,047,886
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.5%, 9/15/2023, GTY: Merrill Lynch & Co.	5,000,000	5,112,507
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co.	5,000,000	5,427,197
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	5,000,000	5,475,306
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	2,995,000	3,095,142
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	5,731,319
		73,067,578
Illinois 6.4%
Chicago, IL, Board of Education:
Series A, 4.0%, 12/1/2047	2,385,000	2,096,985
Series A, 5.0%, 12/1/2034	810,000	843,060
Series E, 6.038%, 12/1/2029	1,500,000	1,488,536
Chicago, IL, General Obligation:
Series A, 5.5%, 1/1/2049	2,535,000	2,671,705
Series A, 6.0%, 1/1/2038	2,290,000	2,463,397
Chicago, IL, O'Hare International Airport Revenue, Series A, AMT, 5.5%, 1/1/2055 (c)	5,775,000	6,147,414
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	2,630,000	2,667,949
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 5.0%, 12/1/2045	3,700,000	3,938,048
Series A, 5.0%, 12/1/2057	20,000,000	21,335,696
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, 4.0%, 12/1/2050	3,730,000	3,392,629
Chicago, IL, Waterworks Revenue, 5.0%, 11/1/2023, INS: AGMC	2,990,000	2,996,184
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,157,619
Illinois, Finance Authority Revenue, OSF Healthcare System, Series C, 1.15% (b), 9/1/2022, LOC: PNC Bank NA	750,000	750,000
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	17,305,000	8,271,006
Illinois, Regional Transportation Authority, Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	8,152,409
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, Prerefunded, 5.0%, 1/1/2036	2,970,000	3,266,563
Series A, Prerefunded, 5.0%, 1/1/2037	3,965,000	4,378,050
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045* (d)	9,825,000	6,484,500
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	12,434,186
Illinois, State General Obligation:
5.0%, 11/1/2034	3,500,000	3,628,357
5.0%, 1/1/2035	7,575,000	7,787,479
Series A, 5.0%, 5/1/2040	3,000,000	3,105,925
Series A, 5.0%, 12/1/2042	5,955,000	6,127,422
Series A, 5.0%, 5/1/2043	2,000,000	2,059,655
Series A, 5.0%, 3/1/2046	1,995,000	2,071,887
Series A, 5.25%, 12/1/2030	6,500,000	6,961,122
Series A, 5.5%, 3/1/2042	4,000,000	4,393,941
Series A, 5.5%, 3/1/2047	3,665,000	3,987,046
5.75%, 5/1/2045	4,205,000	4,596,373

Illinois, State Toll Highway Authority, Series A, 5.0%, 1/1/2044	17,075,000	18,089,807
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	5,805,000	6,050,776
		165,795,726
Indiana 1.0%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	20,635,000	20,843,874
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	2,780,218
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	3,000,000	3,058,803
		26,682,895
Iowa 1.1%
Iowa, Higher Education Loan Authority, Des Moines University Project, 5.375%, 10/1/2052	2,265,000	2,366,218
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project, 4.0%, 10/1/2045	12,905,000	11,676,233
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Loras College, 1.1% (b), 9/1/2022, LOC: Bank of America NA	100,000	100,000
Iowa, Tobacco Settlement Authority Revenue:
Series B-2, Zero Coupon, 6/1/2065	4,125,000	505,856
“1", Series A-2, 4.0%, 6/1/2049	10,740,000	9,909,003
Series B-1, 4.0%, 6/1/2049	4,150,000	3,934,064
		28,491,374
Kentucky 0.5%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,286,222
Series A, 5.25%, 6/1/2041	1,915,000	1,962,111
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project:
Series A, 5.0%, 5/15/2047	2,440,000	2,486,312
Series A, 5.0%, 5/15/2052	7,835,000	7,952,910
		13,687,555
Louisiana 0.1%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	2,830,000	2,881,286
Maryland 0.8%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series C, 3.5%, 3/1/2050	2,435,000	2,426,273
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2050	1,305,000	1,318,117
5.0%, 7/1/2056	2,195,000	2,203,317
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group:
Series A, 5.0%, 5/15/2042	9,735,000	10,193,787
Series A, 5.0%, 5/15/2045	5,000,000	5,216,750
		21,358,244
Massachusetts 1.1%
Massachusetts, State Development Finance Agency Revenue, Lesley University, Series A, 5.0%, 7/1/2049	2,750,000	2,837,652

Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series S-1, 5.0%, 7/1/2028	2,700,000	3,021,095
Series S-1, 5.0%, 7/1/2033	4,000,000	4,366,513
Massachusetts, State Development Finance Agency Revenue, Springfield College:
Series B, 4.0%, 6/1/2050	3,900,000	3,455,010
Series A, 4.0%, 6/1/2056	1,105,000	949,183
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	1,000,000	1,044,423
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 1.05% (b), 9/1/2022, LOC: Bank of America NA	135,000	135,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series J-2, 1.58% (b), 9/7/2022	650,000	650,000
Massachusetts, State Housing Finance Agency, Single Family Housing Revenue, Series 222, 3.0%, 6/1/2051	13,000,000	12,625,381
		29,084,257
Michigan 0.4%
Michigan, Finance Authority Revenue, Tobacco Settlement Asset Backed Senior Capital Appreciation Bonds, Series B-2, Zero Coupon, 6/1/2065	785,000	80,475
Michigan, State Finance Authority Ltd. Obligation Revenue, Albion College:
4.0%, 12/1/2046	1,710,000	1,530,748
4.0%, 12/1/2051	1,745,000	1,528,455
Michigan, State Strategic Fund Ltd., Obligation Revenue, Graphic International LLC, Coated Recycled Board Machine Project, AMT, 4.0% (a), 10/1/2061	2,665,000	2,635,292
Michigan, Strategic Fund, 75 Improvement P3 Project, AMT, 5.0%, 6/30/2048	5,800,000	5,673,819
		11,448,789
Minnesota 1.0%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	5,000,000	5,126,191
Series A, 5.0%, 2/15/2053	14,060,000	14,428,248
Minnesota, State Trunk Highway, Series B, 4.0%, 8/1/2032	5,000,000	5,299,476
		24,853,915
Missouri 0.4%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	2,460,000	2,484,472
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	2,640,000	2,356,658
Series A, 5.0%, 2/1/2046	3,285,000	3,317,679
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership Loan Program, Series B, 4.0%, 5/1/2050	3,065,000	3,095,548
		11,254,357
Nebraska 0.2%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	5,205,000	5,331,004
Nevada 0.2%
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	31,500,000	4,218,874
New Jersey 2.7%
Hudson County, NJ, Improvement Authority Revenue, Hudson County Courthouse Project, 4.0%, 10/1/2051	11,500,000	10,701,984

New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2032	1,245,000	1,330,029
New Jersey, State Economic Development Authority Revenue, Series BBB, Prerefunded, 5.5%, 6/15/2030	16,440,000	18,504,642
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,085,483
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	2,885,000	2,995,665
Series A, 5.0%, 6/15/2047	3,205,000	3,298,777
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 2.5%, 12/1/2040	2,080,000	1,870,062
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 12/15/2034	9,280,000	9,860,591
Series A, 5.0%, 12/15/2036	2,385,000	2,515,940
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	5,270,000	5,444,898
Series A, 5.25%, 6/1/2046	2,630,000	2,753,126
New Jersey, Transportation Trust Fund Authority, Series AA, 5.0%, 6/15/2050	3,000,000	3,107,214
South Jersey, NJ, Transportation Authority System Revenue:
Series A, 4.0%, 11/1/2050	2,000,000	1,825,233
Series A, 5.0%, 11/1/2045	3,000,000	3,141,280
		71,434,924
New Mexico 0.7%
New Mexico, State Finance Authority Revenue, Public Project Revolving Fund:
Series A, 4.0%, 6/1/2029	5,765,000	6,209,191
Series A, 4.0%, 6/1/2030	5,795,000	6,186,792
New Mexico, State Mortgage Finance Authority, Series A, 3.5%, 1/1/2051	3,460,000	3,445,402
New Mexico, State Mortgage Finance Authority, Single Family Mortgage Revenue, “I”, Series D, 3.75%, 1/1/2050	3,220,000	3,230,271
		19,071,656
New York 15.1%
Dutchess County, NY, Local Development Corp., Bard College Project, Series A, 144A, 5.0%, 7/1/2051	820,000	825,224
New York, Genesee County Funding Corp., Rochester Regional Health Obligation, Series A, 5.25%, 12/1/2052	2,000,000	2,056,813
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 1.08% (b), 9/1/2022, LOC: Barclays Bank PLC	1,900,000	1,900,000
Series G-1, 1.08% (b), 9/1/2022, LOC: Barclays Bank PLC	475,000	475,000
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	16,582,850
Series D, 5.0%, 11/15/2028	9,715,000	9,761,783
Series D, 5.0%, 11/15/2038	13,635,000	13,786,342
Series B, 5.25%, 11/15/2044	25,000,000	25,542,165
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond, Series B-2, 5.0%, 11/15/2034	10,940,000	11,978,669
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School:
Series A, 4.0%, 7/1/2047	1,000,000	876,105
Series A, 4.0%, 7/1/2052	1,175,000	1,012,317
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series B, 5.0%, 2/15/2035	29,990,000	31,353,282
Series B, Prerefunded, 5.0%, 2/15/2035	10,000	10,615
Series A, 5.0%, 2/15/2039	3,950,000	4,211,430
Series C, 5.0%, 3/15/2042	14,750,000	15,212,979
New York, State Dormitory Authority, Sales Tax Revenue, Series A, 5.0%, 3/15/2036	5,000,000	5,423,225
New York, State Power Authority Revenue, Series A, 4.0%, 11/15/2050	10,000,000	9,372,006

New York, State Thruway Authority:
Series O, Group 1, 4.0%, 1/1/2041	15,285,000	14,741,447
Series N, Group 2, 4.0%, 1/1/2044	15,000,000	14,300,220
New York, State Thruway Authority General Revenue, Junior Indebtedness Obligation, Series B, 4.0%, 1/1/2040, INS: AGMC	19,715,000	19,226,153
New York, State Transportation Development Corp., John F. Kennedy International Airport Project, AMT, 5.0%, 12/1/2042	3,215,000	3,328,938
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	2,045,000	2,112,283
AMT, 5.0%, 10/1/2040	4,000,000	4,120,122
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project, AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	933,199
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project:
Series A, AMT, 5.0%, 7/1/2041	6,660,000	6,814,573
Series A, AMT, 5.0%, 7/1/2046	14,190,000	14,522,792
New York, State Urban Development Corp. Revenue, State Personal Income Tax:
Series A, 5.0%, 3/15/2031	4,600,000	5,041,119
Series C, 5.0%, 3/15/2047	8,300,000	8,875,722
New York, Triborough Bridge & Tunnel Authority Revenue, Series B-1, 1.15% (b), 9/1/2022, LOC: U.S. Bank NA	900,000	900,000
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges And Tunnels:
Series 4-C, 1.15% (b), 9/1/2022, LOC: U.S. Bank NA	595,000	595,000
Series A, 4.0%, 11/15/2056	5,000,000	4,544,694
Series A, 5.0%, 11/15/2049	5,155,000	5,481,529
Series A, 5.0%, 5/15/2051	4,240,000	4,562,523
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	1,195,000	1,239,250
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	3,200,000	3,301,599
Series TE, 5.0%, 12/15/2035	4,000,000	4,125,454
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, Series DD, 1.69% (b), 9/1/2022	3,600,000	3,600,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series EE-2, 1.15% (b), 9/1/2022, LIQ: State Street B&T Co.	50,000	50,000
Series AA-1, 4.0%, 6/15/2051	10,460,000	9,922,719
Series DD, 5.0%, 6/15/2036	6,000,000	6,233,803
Series BB-1, 5.0%, 6/15/2049	10,000,000	10,735,451
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series D-1, 5.0%, 2/1/2038	17,655,000	18,167,134
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Series S-3, 5.0%, 7/15/2031	4,000,000	4,485,333
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	2,800,000	3,029,188
New York, NY, General Obligation:
Series G-6, 0.97% (b), 9/1/2022, LOC: Mizuho Bank Ltd.	100,000	100,000
Series D-4, 1.03% (b), 9/1/2022, LOC: TD Bank NA	795,000	795,000
Series I-4, 1.03% (b), 9/1/2022, LOC: TD Bank NA	100,000	100,000
Series 2, 1.69% (b), 9/1/2022	400,000	400,000
Series 3, 1.7% (b), 9/1/2022	640,000	640,000
Series B-1, 5.0%, 12/1/2031	2,000,000	2,170,926
Port Authority of New York & New Jersey:
Series 207, AMT, 5.0%, 9/15/2029	8,000,000	8,696,412
Series 207, AMT, 5.0%, 9/15/2030	20,000,000	21,630,512
Series 207, AMT, 5.0%, 9/15/2032	10,000,000	10,749,162
Triborough, NY, Bridge & Tunnel Authority Sales Tax Revenue, 5.25%, 5/15/2057	20,000,000	21,965,138
		392,618,200

North Carolina 1.2%
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	9,540,000	9,624,297
Charlotte-Mecklenburg, NC, Hospital Authority Revenue, Atrium Health, Series E, 1.05% (b), 9/1/2022, LOC: Royal Bank of Canada	7,950,000	7,950,000
North Carolina, State Housing Finance Agency:
Series 47, 3.0%, 7/1/2051	7,965,000	7,772,453
Series 42, 4.0%, 1/1/2050	4,610,000	4,655,745
		30,002,495
Ohio 3.7%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A, 4.0%, 6/1/2048	9,975,000	8,940,735
“2", Series B-2, 5.0%, 6/1/2055	4,975,000	4,738,579
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	6,035,000	6,221,831
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	971,179
5.0%, 1/1/2046	2,790,000	2,703,892
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	10,025,000	10,274,262
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Children's Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	15,906,650
Ohio, State Hospital Revenue, Aultman Health Foundation:
144A, 5.0%, 12/1/2038	7,750,000	7,032,110
144A, 5.0%, 12/1/2048	7,500,000	6,423,194
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Series B, 4.5%, 3/1/2050	4,070,000	4,156,925
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, First Time Homebuyer Program, Series A, 3.75%, 9/1/2050	3,305,000	3,316,461
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	4,675,798
Series A-1, 5.25%, 2/15/2031	9,375,000	9,488,226
Series A-1, 5.25%, 2/15/2032	7,500,000	7,590,580
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A, 5.0%, 2/15/2039 (c)	3,890,000	4,382,859
		96,823,281
Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project, Series B, 5.5%, 8/15/2052	11,565,000	10,975,084
Oklahoma, State Turnpike Authority Revenue, Series E, 4.0%, 1/1/2031	6,375,000	6,713,598
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	2,960,000	2,988,350
		20,677,032
Oregon 0.1%
Oregon, State Facilities Authority Revenue, PeaceHealth Obligated Group, Series A, 1.15% (b), 9/1/2022, LOC: U.S. Bank NA	2,000,000	2,000,000
Pennsylvania 4.6%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	665,000	618,852
5.0%, 12/1/2054	1,825,000	1,627,494
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,193,030

Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	1,115,000	1,198,615
Pennsylvania, Commonwealth Financing Authority Revenue, Series A, 5.0%, 6/1/2033	5,000,000	5,288,110
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	1,290,000	1,407,879
5.0%, 6/1/2028	1,290,000	1,427,225
5.0%, 6/1/2029	1,290,000	1,423,089
5.0%, 6/1/2030	855,000	939,375
5.0%, 6/1/2031	865,000	945,823
Pennsylvania, Geisinger Authority Health System Revenue, Series A-2, 5.0%, 2/15/2034	3,000,000	3,177,238
Pennsylvania, State General Obligation:
Series 2, 4.0%, 9/15/2032	10,000,000	10,325,314
Series D, 5.0%, 8/15/2032	5,000,000	5,253,524
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 136, 3.0%, 10/1/2051	5,727,810	5,623,133
Series 132A, 3.5%, 4/1/2051	2,235,000	2,229,136
Pennsylvania, State Turnpike Commission Revenue:
Series A, 4.0%, 12/1/2050	10,250,000	9,384,812
Series B, 5.0%, 6/1/2033	12,000,000	12,720,071
Series A-1, 5.0%, 12/1/2040	15,000,000	15,575,346
Series B-1, 5.0%, 6/1/2042	6,950,000	7,249,723
Series A-1, 5.0%, 12/1/2042	5,000,000	5,267,559
Series A, 5.0%, 12/1/2044	20,335,000	21,358,987
Series B, 5.0%, 12/1/2051	4,335,000	4,578,955
		119,813,290
South Carolina 3.3%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	6,007,148
Lexington County, SC, Health Services District, Lexington Medical Center:
5.0%, 11/1/2041	2,500,000	2,604,665
5.0%, 11/1/2046	7,490,000	7,765,565
South Carolina, State Public Service Authority Revenue:
Series A, 4.0%, 12/1/2052	20,000,000	18,112,696
Series A, 5.0%, 12/1/2033	4,400,000	4,595,170
Series A, 5.0%, 12/1/2036	4,780,000	4,946,480
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	24,665,000	25,663,412
South Carolina, State Transportation Infrastructure Bank Revenue, 5.0%, 10/1/2038	15,130,000	16,256,530
		85,951,666
South Dakota 1.1%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
5.0%, 7/1/2044	20,475,000	20,953,231
5.0%, 7/1/2046	6,140,000	6,387,559
		27,340,790
Tennessee 0.5%
Metropolitan Government of Nashville & Davidson County, TN, General Obligation, 4.0%, 7/1/2034	6,000,000	6,231,238
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	4,000,000	3,665,160
Series B, AMT, 4.0%, 7/1/2054	2,000,000	1,805,555
		11,701,953

Texas 10.1%
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, Prerefunded, 5.0%, 1/1/2040	4,730,000	5,054,361
Series E, 5.0%, 1/1/2045	1,500,000	1,578,944
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series D, 6.125%, 8/15/2048	11,465,000	11,897,429
Greater Texas, Cultural Education Facilities Finance Corp. Lease Revenue, Epicenter Multipurpose Facilities Project:
Series A, 4.0%, 3/1/2046	2,145,000	1,948,801
Series A, 4.0%, 3/1/2050	5,055,000	4,515,611
Houston, TX, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Facilities Department:
5.0%, 9/1/2029	1,000,000	1,101,823
5.0%, 9/1/2030	1,000,000	1,097,558
5.0%, 9/1/2031	850,000	928,617
Houston, TX, Utility Systems Revenue, First Lien, Series A, 5.0%, 11/15/2033	2,475,000	2,829,275
Humble, TX, Independent School District, 5.0%, 2/15/2047	9,750,000	10,742,801
Lower Colorado River, TX, Transmission Contract Authority Revenue, LCRA Transmission Services Corp., Project:
5.0%, 5/15/2045	1,500,000	1,586,550
5.0%, 5/15/2050	2,500,000	2,631,543
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	15,000,000	12,853,632
North Texas, Tollway Authority Revenue, Series B, 5.0%, 1/1/2040	8,825,000	8,881,084
North Texas, Tollway Authority Revenue, Second Tier:
Series B, 5.0%, 1/1/2043	3,075,000	3,237,544
Series B, 5.0%, 1/1/2048	8,615,000	9,022,798
San Antonio, TX, Education Facilities Corp. Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	435,000	403,177
Series A, 5.0%, 10/1/2051	645,000	570,408
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2051	5,500,000	4,710,505
Series A, 4.0%, 4/1/2054	2,310,000	1,944,012
San Antonio, TX, Electric & Gas Systems Revenue, 4.0%, 2/1/2032	7,000,000	7,270,723
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	25,000,000	26,152,882
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded, 5.0%, 8/15/2043	9,900,000	10,149,420
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, Prerefunded, 5.25%, 10/1/2051	3,000,000	3,093,075
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	4,250,000	4,119,259
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project:
4.0%, 11/1/2049	1,070,000	916,145
4.0%, 11/1/2055	1,225,000	1,024,105
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053* (d)	4,605,000	4,144,500
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue, Infrastructure Group LLC, I-635 Managed Lanes Project:
Series A, 4.0%, 6/30/2038	1,145,000	1,080,422
Series A, 4.0%, 12/31/2038	1,145,000	1,077,761
Series A, 4.0%, 6/30/2039	875,000	832,071
Series A, 4.0%, 12/31/2039	1,010,000	955,939
Series A, 4.0%, 6/30/2040	815,000	772,956
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments LLC, AMT, 5.0%, 6/30/2058	13,500,000	13,654,556

Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	2,750,000	2,892,746
Texas, State College Student Loan, AMT, 5.5%, 8/1/2028	5,620,000	6,179,775
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	13,210,000	14,037,251
Texas, State Transportation Commission, Turnpike Systems Revenue:
Series C, 5.0%, 8/15/2034	14,410,000	14,862,160
Series C, 5.0%, 8/15/2042	5,085,000	5,198,482
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund:
Series B, 4.0%, 10/15/2033	20,000,000	20,949,290
Series A, 4.0%, 10/15/2036	5,000,000	5,138,954
Series B, 4.0%, 10/15/2036	23,580,000	24,298,117
Series B, 4.0%, 10/15/2037	7,000,000	7,179,957
		263,517,019
Utah 1.0%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2032	5,000,000	5,336,535
Series A, AMT, 5.0%, 7/1/2043	3,850,000	3,977,936
Series A, AMT, 5.0%, 7/1/2047	13,435,000	13,762,391
Series A, AMT, 5.0%, 7/1/2048	2,310,000	2,375,339
		25,452,201
Vermont 0.0%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 1.09% (b), 9/1/2022, LOC: TD Bank NA	895,000	895,000
Virginia 3.2%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare:
5.0%, 10/1/2042	895,000	961,524
5.0%, 10/1/2047	3,035,000	3,211,625
5.0%, 10/1/2052	3,900,000	4,077,992
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	4,010,000	3,503,685
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project:
AMT, 4.0%, 1/1/2039	500,000	471,512
AMT, 4.0%, 1/1/2040	3,775,000	3,535,985
Virginia, Small Business Financing Authority, I-495 Hot Lanes Project:
AMT, 5.0%, 12/31/2052	3,625,000	3,744,988
AMT, 5.0%, 12/31/2057	1,560,000	1,601,298
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2052	15,000,000	15,269,095
AMT, 5.0%, 12/31/2056	9,655,000	9,815,622
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century, Series A, 4.0%, 2/1/2031	15,145,000	15,654,394
Virginia, State College Building Authority, Educational Facilities Revenue, Public Higher Education, Series A, 4.0%, 9/1/2031	4,710,000	4,919,048
Virginia, State College Building Authority, Educational Facilities Revenue, Regent University Project, 4.0%, 6/1/2046	2,420,000	2,128,276
Virginia, State Commonwealth Transportation Board Revenue, Series A, 5.0%, 5/15/2031	5,120,000	5,700,416
Virginia, State Public Building Authority, Public Facility Revenue, Series B, AMT, 4.0%, 8/1/2039	9,700,000	9,742,936
		84,338,396

Washington 4.0%
King County, WA, School District No. 412 Shoreline:
4.0%, 12/1/2035	5,505,000	5,691,093
4.0%, 12/1/2037	15,000,000	15,305,222
5.0%, 12/1/2031	14,345,000	16,145,913
Port of Seattle, WA, Revenue Bonds:
Series A, AMT, 5.0%, 5/1/2029	8,280,000	8,912,232
Series A, AMT, 5.0%, 5/1/2030	6,200,000	6,662,287
Series A, AMT, 5.0%, 5/1/2031	9,200,000	9,869,501
AMT, 5.0%, 8/1/2047	2,000,000	2,106,575
AMT, 5.5%, 8/1/2047	1,500,000	1,653,843
Spokane County, WA, School District No. 81, Series B, 4.0%, 12/1/2030	13,000,000	13,820,256
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2043	4,665,000	3,486,982
Series B, 3.0%, 7/1/2048	9,170,000	6,398,522
Series B, 3.0%, 7/1/2058	4,630,000	3,013,200
Washington, State Higher Educational Facilities Authority, Seattle University Project, 4.0%, 5/1/2050	4,350,000	3,924,103
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project, 144A, 5.0%, 1/1/2055	9,010,000	7,213,166
		104,202,895
West Virginia 1.1%
West Virginia, Marshall University Revenue, Improvement & Refunding Bonds, Series A, 4.0%, 5/1/2050, INS: AGMC	9,150,000	8,690,327
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	20,120,000	20,611,175
		29,301,502
Wisconsin 2.0%
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	10,000,000	8,106,878
Wisconsin, Public Finance Authority, Green Bond, Fargo Moorhead, AMT, 4.0%, 3/31/2056	7,995,000	6,337,403
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	495,000	426,857
144A, 4.0%, 4/1/2052	845,000	680,741
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	1,235,000	1,137,430
144A, 5.75%, 5/1/2054	3,950,000	3,568,566
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel:
Series A, 5.0%, 2/1/2062	13,750,000	14,120,153
Series B, 144A, 6.0%, 2/1/2062	5,000,000	5,106,650
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	1,560,000	1,450,425
144A, 5.0%, 10/1/2053	12,415,000	11,089,531
		52,024,634
Guam 0.0%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	1,090,000	1,134,812

Puerto Rico 1.2%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	2,075,674	1,812,714
Series A1, 4.0%, 7/1/2046	2,576,087	2,187,646
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	68,849,000	19,717,892
Series A-1, 5.0%, 7/1/2058	7,000,000	6,790,748
		30,509,000
Other 0.0%
Nuveen AMT-Free Municipal Credit Income Fund, Series C, 2.17% (b), 9/1/2022	400,000	400,000
Total Municipal Investments (Cost $2,637,210,413)		2,570,432,351

Underlying Municipal Bonds of Inverse Floaters (e) 0.4%
New York
New York, State Thruway Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2048 (f) (Cost $11,180,641)	10,000,000	10,774,537
Trust: New York, NY, State Thruway Authority, Personal Income Tax Revenue, Series 2022-XM1029, 144A, 13.49%, 3/15/2030, Leverage Factor at purchase date: 4 to 1

Corporate Bonds 0.4%
Consumer Discretionary
Grand Canyon University, 5.125%, 10/1/2028 (Cost $10,835,000)	10,835,000	10,040,937

	Shares	Value ($)

Closed-End Investment Companies 0.4%
Nuveen Quality Municipal Income Fund (Cost $10,046,847)	744,000	9,151,200

Open-End Investment Companies 0.2%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.21% (g) (Cost $5,375,096)	5,374,555	5,375,092

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,674,647,997)	100.0	2,605,774,117
Floating Rate Notes (e)	(0.3)	(7,500,000)
Other Assets and Liabilities, Net	0.3	7,816,725
Net Assets	100.0	2,606,090,842
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of August 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2022. Date shown reflects the earlier of demand date or stated maturity date.

(c)	When-issued security.
(d)	Defaulted security or security for which income has been deemed uncollectible.
(e)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(f)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(g)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$2,581,206,888	$—	$2,581,206,888
Corporate Bonds	—	10,040,937	—	10,040,937
Closed-End Investment Companies	9,151,200	—	—	9,151,200
Open-End Investment Companies	5,375,092	—	—	5,375,092
Total	$14,526,292	$2,591,247,825	$—	$2,605,774,117

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMMBF-PH1
R-080548-1 (1/23)